Northern Lights Fund Trust

KCM Macro Trends Fund

Incorporated herein by reference is the definitive version of the supplement for KCM Macro Trends Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 15, 2015, (SEC Accession No. 0001580642-15-004688).